Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Amounts affecting revenue(A)	149	140	117
Amounts affecting cost of sales(B)	(4,427)	(3,964)	(3,805)
Amounts affecting operating expenses(C)	4	25	19
Amounts affecting finance costs, net(D)	2	4	—
Total net amount affecting the consolidated income statement	(4,272)	(3,795)	(3,669)
A.Amounts principally relate to fountain syrup and packaged product sales.
B.Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
C.Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
D.Amounts relate to bank fees recharges for bank guarantees.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Amounts due from TCCC	76	101
Amounts payable to TCCC	320	229
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Amounts affecting revenue(A)	1	1	2
Amounts affecting cost of sales(B)	(67)	(69)	(76)
Amounts affecting operating expenses(C)	(12)	(18)	(17)
Total net amount affecting the consolidated income statement	(78)	(86)	(91)
A.Amounts principally relate to packaged product sales.
B.Amounts principally relate to the purchase of packaging materials and concentrate.
C.Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Amounts due from Cobega	7	16
Amounts payable to Cobega	32	22
The following table summarises the transactions with associates, joint ventures and other related parties:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Net amounts affecting consolidated income statement – associates(A)	(66)	(68)	(73)
Net amounts affecting consolidated income statement – joint ventures(A),(B)	(56)	(28)	(9)
Net amounts affecting consolidated income statement – other related parties(A)	(86)	(85)	(85)
Total net amount affecting the consolidated income statement	(208)	(181)	(167)
A.Amounts relate to container deposit scheme charges.
B.Amounts relate to the purchase of certain raw materials.
The following table summarises the balances with associates, joint ventures and other related parties:

	Year ended 31 December
	2024	2023
	€ million	€ million
Amounts due from associates	6	6
Amounts payable to associates	2	2
Amounts payable to joint ventures	9	7
Amounts payable to other related parties	10	10
The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	Year ended 31 December
	2024	2023	2022
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	33	31	30
Share-based payments	9	20	15
Termination benefits	7	—	—
Total	49	51	45
A.Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.